Ordinary Shares - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 ¥ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 ¥ / shares shares
Class Of Stock [Line Items]
Common stock, shares authorized				10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, par value | $ / shares				$ 0.00001		$ 0.00001
Issuances of shares due to exercise of share options, shares	37,080,608		7,686,832
Repurchased of ordinary shares, consideration | ¥	¥ 213,054	¥ 646,820	¥ 22,319
American Depositary Shares
Class Of Stock [Line Items]
Ordinary shares repurchased	5,960,593	14,525,153	369,365
Share Price | ¥ / shares			¥ 60.4242		¥ 35.7437		¥ 44.5311
Class A Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized				6,000,000,000	6,000,000,000	6,000,000,000	6,000,000,000
Common stock, shares issued				2,030,600,883	2,030,600,883	2,030,600,883	2,030,600,883
Class A Ordinary Shares | American Depositary Shares
Class Of Stock [Line Items]
Ordinary shares repurchased	119,211,860	290,503,052	7,387,292
Share Price | ¥ / shares			¥ 3.0212		¥ 1.7872		¥ 2.2266
Repurchased of ordinary shares, consideration | ¥	¥ 213,054	¥ 646,820	¥ 22,319
Class B Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized				960,852,606	960,852,606	960,852,606	960,852,606
Common stock, shares issued				666,572,880	666,572,880	666,572,880	666,572,880